Fair Value Measurements - Schedule of Key Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 M	Dec. 31, 2024 M
Minimum | Asset volatility
Fair Value Measurements
Measurement input	0.90	0.90
Minimum | Risk-free rate
Fair Value Measurements
Measurement input	0.0423	0.0408
Minimum | Expected term
Fair Value Measurements
Measurement input	9	12
Equity event term	1 year	1 year
Liquidity event term	3 years 6 months	3 years 6 months
Maximum | Asset volatility
Fair Value Measurements
Measurement input	1.05	0.95
Maximum | Risk-free rate
Fair Value Measurements
Measurement input	0.0459	0.0423
Maximum | Expected term
Fair Value Measurements
Measurement input	45	48
Equity event term	2 years	2 years
Liquidity event term	4 years	4 years